Environmental and Legal Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Other Current Liabilities [Member]	Dec. 31, 2012 Other Current Liabilities [Member]	Dec. 31, 2013 Other Noncurrent Liabilities [Member]	Dec. 31, 2012 Other Noncurrent Liabilities [Member]
Other non-current liabilities	$ 34.5	$ 34.1			$ 34.1	$ 27.4
Accrued liabilities	$ 8.7	$ 9.5	$ 9.5	$ 19.6